Restricted Net Assets - Additional Information (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	¥ 61,852	¥ 31,395